Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Schedule 14A (this “Amendment”) is being filed solely to correct clerical errors in the Definitive Proxy Statement filed by Bit Digital, Inc. (the “Company”) with the Securities and Exchange Commission on June 8, 2026 (the “Proxy Statement”) in the Notice of Annual Meeting, on pages 28, 30, 34, Annex A-1, Annex B-1 and in the Proxy Card. Other than the afore-mentioned corrections, the Proxy Statement remains unchanged, and this Amendment does not otherwise modify, amend, supplement or affect the Proxy Statement. From and after the date of this Amendment, any references to the “Proxy Statement” are to the Proxy Statement as amended and supplemented by this Amendment. This Amendment should be read in conjunction with the Proxy Statement and the other proxy materials previously distributed for the Annual Meeting. Please note that a correct version of the Proxy Statement is being mailed to the Company’s stockholders. This Amendment applies only to the version of the Proxy Statement filed on June 8, 2026
Entity Information [Line Items]
Entity Registrant Name	Bit Digital, Inc.
Entity Central Index Key	0001710350